Segment Reporting - Schedule of Revenues (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Total revenues	$ 6,292,009	$ 11,611,442	$ 16,824,823
Application development services [Member]
REVENUES:
Total revenues	3,091,745	5,348,816	9,780,115
Consulting and technical support services [Member]
REVENUES:
Total revenues	2,426,085	3,563,248	3,609,158
Subscription services [Member]
REVENUES:
Total revenues	697,387	606,313	695,010
Trading revenue [Member]
REVENUES:
Total revenues		2,055,815	2,549,808
Others revenue [Member]
REVENUES:
Total revenues	$ 76,792	$ 37,250	$ 190,732